Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000805

Received SEC

MAR 2 1 2013

Washington. DC 20549

001- 04117

March 21, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Interstate Power and Light Company, 5.100% Series D Cumulative Perpetual Preferred Stock, $.01 par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 21, 2013. Tentative listing date – March 22, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street; 17th Floor, New York, NY 10005, United States

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